Intangible Assets, Net (Details) - Schedule of Amortization of Intangible Asset - USD ($)	Mar. 31, 2024	Sep. 30, 2023
Schedule of Amortization of Intangible Asset [Abstract]
Remaining in fiscal year 2024	$ 300,558
2025	601,115
2026	601,115
2027	601,115
2028	195,937
Total	$ 2,299,840	$ 2,572,844